Related party transactions - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 9,008	$ 8,557
Employee benefit plan	472	377
Share-based payments	7,450	6,626
Termination benefits	1,413	441
Compensation for key management personnel	$ 18,343	$ 16,001